Other Investments (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Other Investments [Abstract]
Schedule of Investment
	As at March 31
Particulars	2017	2018
Investment in equity and other securities	5,791	6,170
Total	5,791	6,170